Leasing Arrangements - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Number of years remaining on current lease agreements high end of range	38
Accumulated deferred taxes arising from leveraged leases	$ 1.2	$ 1.6
Rent expense under operating leases	$ 2.5	$ 2.5	$ 2.5